Acquisitions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Acquisitions
18.	Acquisitions

a)	Acquisition of ALP Maritime Services B.V.

On March 14, 2014, the Partnership acquired 100% of the shares of ALP. Concurrently with this transaction, the Partnership and ALP entered into an agreement with Niigata Shipbuilding & Repair of Japan for the construction of four state-of-the-art SX-157 Ulstein Design ultra-long distance towing and anchor handling vessel newbuildings. These vessels will be equipped with dynamic positioning capability and are scheduled for delivery in 2016. The Partnership is committed to acquire these newbuildings for a total cost of approximately $258 million (see note 14d).

The Partnership acquired ALP for a purchase price of $2.6 million, which was paid in cash, and also entered into an arrangement to pay additional compensation to three former shareholders of ALP if certain requirements are satisfied. This contingent compensation consists of $2.4 million, which is payable upon the delivery and employment of ALP’s four newbuildings, which are scheduled throughout 2016, and a further amount of up to $2.6 million, which is payable if ALP’s annual operating results from 2017 to 2021 meet certain targets. The Partnership has the option to pay up to 50% of this compensation through the issuance of common units of the Partnership. Each of the contingent compensation amounts are payable only if the three shareholders are employed by ALP at the time performance conditions are met. For the year ended December 31, 2014, compensation cost was $0.5 million and was recorded in general and administrative expenses in the Partnership’s consolidated statements of income. The Partnership also incurred a $1.0 million fee to a third party associated with the acquisition of ALP and a $1.6 million business development fee to Teekay Corporation (see note 11j) for assistance with the acquisition, which have been recognized in general and administrative expenses during 2014.

This acquisition of ALP and the related newbuilding orders represent the Partnership’s entrance into the long-haul ocean towage and offshore installation services business. This acquisition allows the Partnership to combine its infrastructure and access to capital with ALP’s experienced management team to further grow this niche business, which is in an adjacent sector to the Partnership’s FPSO and shuttle tanker businesses. The acquisition of ALP was accounted for using the purchase method of accounting, based upon finalized estimates of fair value.

The following table summarizes the finalized estimates of fair values of the ALP assets acquired and liabilities assumed by the Partnership on the acquisition date.

(in thousands of U.S. dollars)	As at March 14, 2014
$
ASSETS
Cash and cash equivalents	294
Other current assets	404
Advances on newbuilding contracts	164
Other assets - long-term	395
Goodwill (towage segment)	2,032

Total assets acquired	3,289

LIABILITIES
Current liabilities	387
Other long-term liabilities	286

Total liabilities assumed	673

Net assets acquired	2,616

Consideration	2,616

The goodwill recognized in connection with the ALP acquisition is attributable primarily to the assembled workforce of ALP, including their experience, skills and abilities. Operating results of ALP are reflected in the Partnership’s financial statements commencing March 14, 2014, the effective date of the acquisition. For the year ended December 31, 2014, the Partnership recognized $0.5 million of revenue and $2.3 million of net loss resulting from this acquisition. The following table shows comparative summarized consolidated pro forma financial information for the Partnership for the years ended December 31, 2014 and 2013, giving effect to the Partnership’s acquisition of ALP as if it had taken place on January 1, 2013:

(in thousands of U.S. dollars, except per unit data)	Pro Forma	Pro Forma
	Year ended	Year ended
	December 31, 2014	December 31, 2013
	$	$
Revenues	1,019,674	938,309
Net income from continuing operations	17,495	76,044
Limited partners’ interest in net income from continuing operations per common unit:
- Basic	(0.23)	0.92
- Diluted	(0.23)	0.92

b)	Acquisition of Logitel Offshore Holding AS

On August 11, 2014, the Partnership acquired 100% of the outstanding shares of Logitel. The purchase price for the shares of Logitel consisted of $4.0 million in cash paid at closing and a potential additional cash amount of $27.6 million, subject to reductions of some or all of this potential additional amount if certain performance criteria are not met, primarily relating to the construction of the three FAUs ordered from COSCO in China (see note 4a).

The Partnership is committed to acquire the three FAUs ordered from COSCO for a total cost of approximately $588 million, including estimated site supervision costs and license fees to be paid to Sevan to allow for use of its cylindrical hull design in these FAUs (see note 14e), and $30.0 million from the Partnership’s assumption of Logitel’s obligations under a bond agreement from Sevan. Prior to the acquisition, Logitel secured a three-year fixed-rate charter contract, plus extension options, with Petrobras in Brazil for the first FAU which delivered in February 2015. The FAU is expected to commence its contract with Petrobras during the second quarter of 2015. The second FAU is currently under construction and in August 2014, the Partnership exercised one of its existing six options with COSCO to construct a third FAU. The Partnership expects to secure charter contracts for the remaining two newbuilding FAUs prior to their respective scheduled deliveries in the first and the fourth quarters of 2016.

The Partnership has assumed Logitel’s obligations under a bond agreement from Sevan as part of this acquisition. The bond is non-interest bearing and is repayable in amounts of $10.0 million within six months of delivery of each of the three FAUs ordered from COSCO, for a total of $30.0 million. If Logitel orders additional FAU’s with the Sevan cylindrical design, Logitel will be required to pay Sevan up to $11.9 million for each of the next three FAUs ordered. If the fourth of six options with COSCO is not exercised by its option expiry date on November 30, 2016, Sevan has a one-time option to receive the remaining two options with COSCO.

The acquisition of Logitel represents the Partnership’s entrance into the FAU business, which is in an adjacent sector to the Partnership’s FPSO and shuttle tanker businesses. The acquisition of Logitel was accounted for using the purchase method of accounting, based upon preliminary estimates of fair value.

The following table summarizes the preliminary estimates of fair values of the Logitel assets acquired and liabilities assumed by the Partnership on the acquisition date. The Partnership is continuing to obtain information to finalize estimated fair value of the Logitel assets acquired and liabilities assumed and expects to complete this process as soon as practicable, but no later than one year from the acquisition date.

(in thousands of U.S. dollars)	As at August 11, 2014 $
ASSETS
Cash and cash equivalents	8,089
Prepaid expenses	640
Advances on newbuilding contracts	46,809

Total assets acquired	55,538

LIABILITIES
Accrued liabilities	4,098
Long-term debt	26,270

Total liabilities assumed	30,368

Net assets acquired	25,170

Cash consideration	4,000

Contingent consideration	21,170

Operating results of Logitel are reflected in the Partnership’s financial statements commencing August 11, 2014, the effective date of acquisition. For the year ended December 31 2014, the Partnership recognized $nil revenue and $1.0 million of net loss resulting from this acquisition. The following table shows comparative summarized consolidated pro forma financial information for the Partnership for the years ended December 31, 2014 and 2013, giving effect to the Partnership’s acquisition of Logitel as if it had taken place on January 1, 2013:

(in thousands of U.S. dollars, except per unit data)	Pro Forma Year Ended December 31, 2014	Pro Forma Year Ended December 31, 2013
Revenues	1,019,539	930,739
Net income from continuing operations	16,717	75,827

Limited partners’ interest in net income from continuing operations per common unit:
-Basic	(0.24)	0.92
-Diluted	(0.24)	0.92